Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from (used in) operating activities
Net loss	$ (38,100,312)	$ (25,434,376)
Add items not affecting cash
Share-based payment	4,276,333	4,828,614
Amortisation of intangible asset	191,035	191,034
Amortisation of office lease	102,177
Amortisation of pilot plant	13,355,544	11,360,466
Interest and accretion expense		173,662
Interest expense	17,216
Foreign exchange gain	(103,833)	(1,008,095)
Net changes in non-cash working capital items to operations:
Receivables	(995,699)	(94,488)
Prepaid expenses	(1,325,977)	31,945
Accounts payable and accrued liabilities	602,233	1,314,051
Compensation shares issued	500,000
Net cash used in operating activities	(21,481,283)	(8,637,187)
Cash flows used in investing activities
Exploration and evaluation expenditures	(3,509,773)	(5,924,200)
Pilot plant	(1,762,003)	(4,671,107)
Commercial plant development	(983,160)
Purchase of Aqualung Carbon Capture AS shares	(3,113,991)
Net cash used in investing activities	(9,368,927)	(10,595,307)
Cash flows from financing activities
Proceeds from private placement, net of costs	120,235,008	31,867,688
Exercise of warrants	7,389,127	10,151,569
Exercise of stock options	4,411,499	1,241,500
Lease payments	(108,547)
Proceeds from (repayment of) convertible loan		(181,286)
Net cash from financing activities	131,927,087	43,079,471
Net change in cash	101,076,877	23,846,977
Cash, beginning of year	27,988,471	4,141,494
Cash, end of year	$ 129,065,348	27,988,471
Supplemental Cash Flow Information
Interest paid		$ 181,286